Founder Preferred Shares Dividend Reserve (Details) - Founder Preferred shares - EUR (€) € in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [line items]
Settlement of dividend through share issue	€ (531.5)		€ 0.0
Founder preferred shares dividend reserve
Disclosure of classes of share capital [line items]
Equity, beginning balance		€ 493.4
Settlement of dividend through share issue	€ (531.5)	0.0	38.1
Equity, ending balance		€ 493.4	€ 493.4